Exhibit 99.1

World Omni Auto Receivables Trust 2011-B

Monthly Servicer Certificate

February 29, 2012

Dates Covered
Collections Period	02/01/12 - 02/29/12
Interest Accrual Period	02/15/12 - 03/14/12
30/360 Days	30
Actual/360 Days	29
Distribution Date	03/15/12

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/12	657,652,228.81	37,879
Yield Supplement Overcollateralization Amount at 01/31/12	19,914,797.09	0

Receivables Balance at 01/31/12	677,567,025.90	37,879
Principal Payments	20,071,965.27	1,431
Defaulted Receivables	821,473.86	39
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/29/12	19,036,501.63	0

Pool Balance at 02/29/12	637,637,085.14	36,409

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	747,078,780.66	40,924
Delinquent Receivables:
Past Due 31-60 days	4,555,100.35	412
Past Due 61-90 days	832,608.91	73
Past Due 91 + days	283,448.89	20

Total	5,671,158.15	505

Total 31+ Delinquent as % Ending Pool Balance	0.89%

Recoveries	514,556.02

Aggregate Net Losses/(Gains) - February 2012	306,917.84

Overcollateralization Target Amount	33,475,946.97
Actual Overcollateralization	29,256,208.06

Weighted Average APR	4.42%
Weighted Average APR, Yield Adjusted	5.84%
Weighted Average Remaining Term	56.03

Flow of Funds	$ Amount
Collections	22,996,783.52
Advances	(24,060.43)
Investment Earnings on Cash Accounts	2,764.65
Servicing Fee	(564,639.19)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	22,410,848.55

Distributions of Available Funds
(1) Class A Interest	425,821.33
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	31,668.45
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	21,953,358.77
(7) Distribution to Certificateholders	0.00
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	22,410,848.55

Servicing Fee	564,639.19
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount
Original Class A	685,531,000.00
Original Class B	19,193,000.00

Total Class A & B
Note Balance @ 02/15/12	630,334,235.85
Principal Paid	21,953,358.77
Note Balance @ 03/15/12	608,380,877.08

Class A-1
Note Balance @ 02/15/12	83,610,235.85
Principal Paid	21,953,358.77
Note Balance @ 03/15/12	61,656,877.08
Note Factor @ 03/15/12	39.0233399%

Class A-2
Note Balance @ 02/15/12	197,000,000.00
Principal Paid	0.00
Note Balance @ 03/15/12	197,000,000.00
Note Factor @ 03/15/12	100.0000000%

Class A-3
Note Balance @ 02/15/12	243,000,000.00
Principal Paid	0.00
Note Balance @ 03/15/12	243,000,000.00
Note Factor @ 03/15/12	100.0000000%

Class A-4
Note Balance @ 02/15/12	87,531,000.00
Principal Paid	0.00
Note Balance @ 03/15/12	87,531,000.00
Note Factor @ 03/15/12	100.0000000%

Class B
Note Balance @ 02/15/12	19,193,000.00
Principal Paid	0.00
Note Balance @ 03/15/12	19,193,000.00
Note Factor @ 03/15/12	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	457,489.78
Total Principal Paid	21,953,358.77

Total Paid	22,410,848.55

Class A-1
Coupon	0.41126%
Interest Paid	27,699.47
Principal Paid	21,953,358.77

Total Paid to A-1 Holders	21,981,058.24

Class A-2
Coupon	0.65000%
Interest Paid	106,708.33
Principal Paid	0.00

Total Paid to A-2 Holders	106,708.33

Class A-3
Coupon	0.96000%
Interest Paid	194,400.00
Principal Paid	0.00

Total Paid to A-3 Holders	194,400.00

Class A-4
Coupon	1.33000%
Interest Paid	97,013.53
Principal Paid	0.00

Total Paid to A-4 Holders	97,013.53

Class B
Coupon	1.98000%
Interest Paid	31,668.45
Principal Paid	0.00

Total Paid to B Holders	31,668.45

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.6491758
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	31.1517115

Total Distribution Amount	31.8008873

A-1 Interest Distribution Amount	0.1753131
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	138.9453087

Total A-1 Distribution Amount	139.1206218

A-2 Interest Distribution Amount	0.5416666
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.5416666

A-3 Interest Distribution Amount	0.8000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.8000000

A-4 Interest Distribution Amount	1.1083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.1083334

B Interest Distribution Amount	1.6500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	1.6500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Advances
Balance as of 01/31/12	79,577.15
Balance as of 02/29/12	55,516.72
Change	(24,060.43)

Reserve Account
Balance as of 02/15/12	1,810,700.07
Investment Earnings	215.22
Investment Earnings Paid	(215.22)
Deposit/(Withdrawal)	—
Balance as of 03/15/12	1,810,700.07
Change	—

Required Reserve Amount	1,810,700.07